Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012491
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	A Shares
Trading Symbol	AUXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 85.3% domestic stocks, 8.9% foreign and 5.8% short debt instruments.

Investments in the financial, technology, industrial and consumer sectors contributed to performance. Artificial intelligence (AI) spending continued to drive cloud demand, boosting the Fund’s biggest holding Microsoft and other cloud and infrastructure players like Corning. Property and casualty companies Berkshire and Travelers benefited from a “hard market” in insurance resulting in higher premium pricing. Global tensions drove stocks like RTX and CAE to new highs. Consumer companies Kroger and Walmart benefited from positive trends in private label products. Demand for reduced-risk tobacco products boosted British American Tobacco and Philip Morris. A resilient travel industry helped Booking Holdings reach an all-time high. Continued strong demand for skilled labor helped Lincoln Educational.

Weightings in healthcare and energy hampered performance. Higher-than-expected costs in the healthcare industry hurt UnitedHealth and Elevance. Policy changes also impacted revenue generation for the health insurance industry. Occidental Petroleum, Valero Energy and Conoco Phillips underperformed on weak oil prices. The push for electrification also drove uncertainties in this space.

As our investors tend to be older and more risk averse, we take a more conservative approach to investment selection. Therefore, we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines. This proved out during the sharp market drop in April 2025 in response to the announcement of draconian tariffs. The Fund dramatically outperformed during that violent sell-off. As manager I have committed 100% of my retirement assets to the Fund since its inception in 1999. The Fund is value oriented and therefore the ten-year annualized return approximates the Russell 1000 Value index’s 9.19% annual return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	A Shares	S&P 500® Index	S&P 1000 Value TR
6/30/15	$10,000	$10,000	$9,999
9/30/15	$9,380	$9,356	$8,969
12/31/15	$9,905	$10,015	$9,210
3/31/16	$9,956	$10,150	$9,764
6/30/16	$10,149	$10,399	$10,115
9/30/16	$10,374	$10,800	$10,650
12/31/16	$10,591	$11,213	$11,778
3/31/17	$11,207	$11,893	$11,979
6/30/17	$11,598	$12,260	$12,073
9/30/17	$11,770	$12,810	$12,580
12/31/17	$12,434	$13,661	$13,202
3/31/18	$12,094	$13,557	$12,873
6/30/18	$12,374	$14,023	$13,692
9/30/18	$13,279	$15,104	$14,156
12/31/18	$11,894	$13,062	$11,593
3/31/19	$12,971	$14,845	$13,163
6/30/19	$13,216	$15,483	$13,440
9/30/19	$13,175	$15,746	$13,541
12/31/19	$14,256	$17,175	$14,561
3/31/20	$11,239	$13,809	$9,351
6/30/20	$12,757	$16,645	$11,354
9/30/20	$13,463	$18,132	$11,584
12/31/20	$15,069	$20,335	$15,057
3/31/21	$16,259	$21,590	$18,089
6/30/21	$17,042	$23,436	$18,858
9/30/21	$16,717	$23,572	$18,415
12/31/21	$18,034	$26,172	$19,683
3/31/22	$18,002	$24,968	$19,502
6/30/22	$16,348	$20,948	$16,917
9/30/22	$15,441	$19,925	$16,093
12/31/22	$17,162	$21,432	$18,068
3/31/23	$17,266	$23,038	$18,549
6/30/23	$17,945	$25,053	$19,243
9/30/23	$17,527	$24,232	$18,215
12/31/23	$18,771	$27,066	$20,827
3/31/24	$20,224	$29,923	$21,424
6/30/24	$19,832	$31,204	$20,582
9/30/24	$21,284	$33,041	$22,657
12/31/24	$20,828	$33,837	$23,001
3/31/25	$21,775	$32,392	$21,694
6/30/25	$22,293	$35,936	$22,420

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
A Shares (without sales charge)	12.41%	11.81%	8.35%
A Shares (with sales charge)	5.95%	10.49%	7.71%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 1000 Value TR	8.28%	14.53%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 299,723,558
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 1,661,016
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$299,723,558
# of Portfolio Holdings	118
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,661,016

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	93.5%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.8%
U.S. Government & Agency Obligations	2.5%
Money Market Fund	2.5%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.1%
Consumer Staples	21.0%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.7%
Industrials	5.3%
Consumer Cyclical	3.3%
Energy	3.2%
Materials	2.6%
Communications	0.2%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.75%
Philip Morris International, Inc.	5.43%
Mastercard, Inc., Class A	5.13%
The Kroger Co.	4.60%
The Bank of New York Mellon Corp.	4.18%
Visa, Inc., Class A	3.43%
Bank of America Corp.	3.13%
UnitedHealth Group, Inc.	2.90%
Berkshire Hathaway, Inc., Class B	2.58%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 4.20%	2.54%

C000112762
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Institutional
Trading Symbol	AUXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 85.3% domestic stocks, 8.9% foreign and 5.8% short debt instruments.

Investments in the financial, technology, industrial and consumer sectors contributed to performance. Artificial intelligence (AI) spending continued to drive cloud demand, boosting the Fund’s biggest holding Microsoft and other cloud and infrastructure players like Corning. Property and casualty companies Berkshire and Travelers benefited from a “hard market” in insurance resulting in higher premium pricing. Global tensions drove stocks like RTX and CAE to new highs. Consumer companies Kroger and Walmart benefited from positive trends in private label products. Demand for reduced-risk tobacco products boosted British American Tobacco and Philip Morris. A resilient travel industry helped Booking Holdings reach an all-time high. Continued strong demand for skilled labor helped Lincoln Educational.

Weightings in healthcare and energy hampered performance. Higher-than-expected costs in the healthcare industry hurt UnitedHealth and Elevance. Policy changes also impacted revenue generation for the health insurance industry. Occidental Petroleum, Valero Energy and Conoco Phillips underperformed on weak oil prices. The push for electrification also drove uncertainties in this space.

As our investors tend to be older and more risk averse, we take a more conservative approach to investment selection. Therefore, we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines. This proved out during the sharp market drop in April 2025 in response to the announcement of draconian tariffs. The Fund dramatically outperformed during that violent sell-off. As manager I have committed 100% of my retirement assets to the Fund since its inception in 1999. The Fund is value oriented and therefore the ten-year annualized return approximates the Russell 1000 Value index’s 9.19% annual return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Shares	S&P 500® Index	S&P 1000 Value TR
6/30/15	$250,000	$250,000	$250,004
9/30/15	$234,571	$233,904	$224,246
12/31/15	$247,843	$250,377	$230,273
3/31/16	$249,372	$253,751	$244,137
6/30/16	$254,342	$259,982	$252,913
9/30/16	$260,076	$269,996	$266,279
12/31/16	$265,864	$280,322	$294,497
3/31/17	$281,572	$297,326	$299,518
6/30/17	$291,783	$306,508	$301,869
9/30/17	$296,495	$320,241	$314,532
12/31/17	$313,481	$341,520	$330,083
3/31/18	$305,336	$338,928	$321,857
6/30/18	$312,790	$350,566	$342,354
9/30/18	$335,981	$377,597	$353,951
12/31/18	$301,306	$326,547	$289,872
3/31/19	$328,952	$371,114	$329,107
6/30/19	$335,422	$387,086	$336,044
9/30/19	$334,834	$393,660	$338,578
12/31/19	$362,765	$429,364	$364,071
3/31/20	$286,410	$345,218	$233,799
6/30/20	$325,367	$416,137	$283,878
9/30/20	$343,755	$453,295	$289,637
12/31/20	$385,102	$508,363	$376,470
3/31/21	$416,038	$539,754	$452,277
6/30/21	$436,609	$585,896	$471,519
9/30/21	$428,636	$589,306	$460,428
12/31/21	$462,935	$654,290	$492,139
3/31/22	$462,771	$624,202	$487,621
6/30/22	$420,612	$523,699	$422,967
9/30/22	$397,735	$498,129	$402,377
12/31/22	$442,593	$535,793	$451,757
3/31/23	$445,788	$575,961	$463,775
6/30/23	$463,949	$626,313	$481,139
9/30/23	$453,523	$605,811	$455,424
12/31/23	$486,293	$676,640	$520,748
3/31/24	$524,537	$748,065	$535,667
6/30/24	$514,888	$780,111	$514,622
9/30/24	$553,132	$826,033	$566,508
12/31/24	$542,018	$845,933	$575,106
3/31/25	$567,198	$809,793	$542,407
6/30/25	$581,509	$898,404	$560,559

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Shares	12.94%	12.31%	8.81%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 1000 Value TR	8.28%	14.53%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 299,723,558
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 1,661,016
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$299,723,558
# of Portfolio Holdings	118
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,661,016

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	93.5%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.8%
U.S. Government & Agency Obligations	2.5%
Money Market Fund	2.5%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.1%
Consumer Staples	21.0%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.7%
Industrials	5.3%
Consumer Cyclical	3.3%
Energy	3.2%
Materials	2.6%
Communications	0.2%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.75%
Philip Morris International, Inc.	5.43%
Mastercard, Inc., Class A	5.13%
The Kroger Co.	4.60%
The Bank of New York Mellon Corp.	4.18%
Visa, Inc., Class A	3.43%
Bank of America Corp.	3.13%
UnitedHealth Group, Inc.	2.90%
Berkshire Hathaway, Inc., Class B	2.58%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 4.20%	2.54%

C000012493
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Investor
Trading Symbol	AUXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$97	0.91%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund breakdown was 85.3% domestic stocks, 8.9% foreign and 5.8% short debt instruments.

Investments in the financial, technology, industrial and consumer sectors contributed to performance. Artificial intelligence (AI) spending continued to drive cloud demand, boosting the Fund’s biggest holding Microsoft and other cloud and infrastructure players like Corning. Property and casualty companies Berkshire and Travelers benefited from a “hard market” in insurance resulting in higher premium pricing. Global tensions drove stocks like RTX and CAE to new highs. Consumer companies Kroger and Walmart benefited from positive trends in private label products. Demand for reduced-risk tobacco products boosted British American Tobacco and Philip Morris. A resilient travel industry helped Booking Holdings reach an all-time high. Continued strong demand for skilled labor helped Lincoln Educational.

Weightings in healthcare and energy hampered performance. Higher-than-expected costs in the healthcare industry hurt UnitedHealth and Elevance. Policy changes also impacted revenue generation for the health insurance industry. Occidental Petroleum, Valero Energy and Conoco Phillips underperformed on weak oil prices. The push for electrification also drove uncertainties in this space.

As our investors tend to be older and more risk averse, we take a more conservative approach to investment selection. Therefore, we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines. This proved out during the sharp market drop in April 2025 in response to the announcement of draconian tariffs. The Fund dramatically outperformed during that violent sell-off. As manager I have committed 100% of my retirement assets to the Fund since its inception in 1999. The Fund is value oriented and therefore the ten-year annualized return approximates the Russell 1000 Value index’s 9.19% annual return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Shares	S&P 500® Index	S&P 1000 Value TR
6/30/15	$10,000	$10,000	$9,999
9/30/15	$9,380	$9,356	$8,969
12/31/15	$9,906	$10,015	$9,210
3/31/16	$9,962	$10,150	$9,764
6/30/16	$10,159	$10,399	$10,115
9/30/16	$10,386	$10,800	$10,650
12/31/16	$10,608	$11,213	$11,778
3/31/17	$11,234	$11,893	$11,979
6/30/17	$11,637	$12,260	$12,073
9/30/17	$11,817	$12,810	$12,580
12/31/17	$12,487	$13,661	$13,202
3/31/18	$12,157	$13,557	$12,873
6/30/18	$12,448	$14,023	$13,692
9/30/18	$13,365	$15,104	$14,156
12/31/18	$11,980	$13,062	$11,593
3/31/19	$13,078	$14,845	$13,163
6/30/19	$13,329	$15,483	$13,440
9/30/19	$13,299	$15,746	$13,541
12/31/19	$14,400	$17,175	$14,561
3/31/20	$11,362	$13,809	$9,351
6/30/20	$12,906	$16,645	$11,354
9/30/20	$13,634	$18,132	$11,584
12/31/20	$15,269	$20,335	$15,057
3/31/21	$16,487	$21,590	$18,089
6/30/21	$17,297	$23,436	$18,858
9/30/21	$16,980	$23,572	$18,415
12/31/21	$18,327	$26,172	$19,683
3/31/22	$18,314	$24,968	$19,502
6/30/22	$16,646	$20,948	$16,917
9/30/22	$15,736	$19,925	$16,093
12/31/22	$17,500	$21,432	$18,068
3/31/23	$17,623	$23,038	$18,549
6/30/23	$18,335	$25,053	$19,243
9/30/23	$17,917	$24,232	$18,215
12/31/23	$19,206	$27,066	$20,827
3/31/24	$20,714	$29,923	$21,424
6/30/24	$20,321	$31,204	$20,582
9/30/24	$21,829	$33,041	$22,657
12/31/24	$21,380	$33,837	$23,001
3/31/25	$22,370	$32,392	$21,694
6/30/25	$22,924	$35,936	$22,420

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Shares	12.81%	12.18%	8.65%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 1000 Value TR	8.28%	14.53%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 299,723,558
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 1,661,016
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$299,723,558
# of Portfolio Holdings	118
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,661,016

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	93.5%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.8%
U.S. Government & Agency Obligations	2.5%
Money Market Fund	2.5%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.1%
Consumer Staples	21.0%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.7%
Industrials	5.3%
Consumer Cyclical	3.3%
Energy	3.2%
Materials	2.6%
Communications	0.2%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.75%
Philip Morris International, Inc.	5.43%
Mastercard, Inc., Class A	5.13%
The Kroger Co.	4.60%
The Bank of New York Mellon Corp.	4.18%
Visa, Inc., Class A	3.43%
Bank of America Corp.	3.13%
UnitedHealth Group, Inc.	2.90%
Berkshire Hathaway, Inc., Class B	2.58%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 4.20%	2.54%